NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE [Text Block]
NOTE 12	NOTES PAYABLE

Notes payable consisted of the following:

	March 31,	December 31,
	2011	2010
	(Unaudited)
Note payable to a bank, interest rate of 5% per annum, guaranteed by a third party, a director and a director's spouse, due March 2012	$914,620	$-

Note payable to a bank, interest rate of 6% per annum, guaranteed by a third party, due February 2011	-	910,332
	$914,620	$910,332
Interest expense paid for the three months ended March 31, 2011 and 2010 were $7,745 and $6,564 respectively.

The guarantee provided by the third party is secured by the buildings of the Company with net book value totaling $99,226 as of March 31, 2011. Fees paid to the third party guarantor for the three months ended March 31, 2011 and 2010 was $20,971 and $17,554 respectively.

9.	NOTES PAYABLE

Balances at December 31, 2010 and 2009 consisted of the following:

	2010	2009
	(consolidated)	(combined)

Note payable to a bank, unsecured, interest rate of 10.59% per annum, due July 2010	$-	$42,659
Note payable to a bank, interest rate of 6% per annum, guaranteed by a third party, due February 2011	910,332	-
	$910,332	$42,659

Interest expense paid in 2010 and 2009 was $48,852 and $3,224 respectively.

The guarantee provided by a third party is secured by the buildings of the Company with a net book value totaling $99,889 as of December 31, 2010. Fees paid to a third party guarantor for the years ended December 31, 2010 and 2009 was $17,752 and $0 respectively.

The weighted average interest rate on total loan outstanding as of December 31, 2010 and 2009 are 6% and 10.59% respectively.